Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management
Schedule of principal categories of financial instruments

		December 31,
Financial assets	Risk classification	2021		2020		2019
Cash and cash equivalents and other investments held to maturity	Credit and interest rate	Ps.	5,987,164	Ps.	2,948,804	Ps.	3,429,873
Receivables, net	Credit and exchange rate		1,085,670		833,643		757,756

		December 31,
Financial liabilities	Risk classification	2021		2020		2019
Short-term and long-term debt	Interest rate, exchange rate and liquidity	Ps.	7,696,622	Ps.	4,513,503	Ps.	4,549,575
Trade accounts payable(1)	Liquidity		213,207		204,048		196,791
Accrued interest	Liquidity		73,489		44,295		42,438
Short-term and long-term financial leasing	Liquidity		224,736		194,763		220,860
Accounts payable to related parties	Liquidity		269,249		167,704		187,515
(1)	Include the payments of employee statutory profit-sharing amounts, which were Ps. 31,365, Ps.4,700 and Ps. 12,883 as of December 31, 2021, 2020 and 2019, respectively.

Schedule of long-term debt at fixed and variable interest rates

	December 31,
	2021		2020		2019
Long-term debt	Ps.	5,000,000	Ps.	4,513,503	Ps.	4,549,575
% Fixed rate debt		80%		99%		99%
% Variable rate debt (1)		20%		1%		1%

(1)	Long-term debt contracted during 2021 has a 28-day TIIE reference rate. Long-term debt contracted as of December 31, 2020, and 2019, had a three-month London Interbank Offered Rate or “LIBOR” reference rate; such debt was repaid during 2020.

Schedule of carrying values of monetary assets and liabilities denominated in foreign currencies

	Liabilities						Assets
	December 31,						December 31,
Currency	2021		2020		2019		2021		2020		2019
U.S. dollars	U.S.$	(4,784)	U.S.$	(4,095)	U.S.$	(10,059)	U.S.$	22,243	U.S.$	81,189	U.S.$	79,208

Schedule of transactions in U.S. dollars

	December 31,
	2021		2020		2019
Technical assistance	U.S.$	3,766	U.S.$	3,766	U.S.$	7,954
Insurance		1,392		1,039		935
Purchase of machinery and maintenance		5,071		7,065		7,685
Software		251		2,152		443
Professional services, fees and subscriptions		1,531		1,786		702
Other		15,554		4,765		4,303

Schedule of pertinent exchange rate information

	December 31,
	2021		2020		2019
U.S. dollar exchange rate
As reported by the Mexican Central Bank	Ps.	20.4672	Ps.	19.9087	Ps.	18.8727

Schedule of remaining contractual maturities of financial liabilities with agreed repayment periods

							2029 and
As of December 31, 2021	2022		2023-2025		2026-2028		subsequently		Total
Long-term debt	Ps.	—	Ps.	1,500,000	Ps.	3,500,000	Ps.	—	Ps.	5,000,000
Interest(1)		368,995		863,034		472,801		—		1,704,830
Trade accounts payable		213,207		—		—		—		213,207
Interest Payable		73,489		—		—		—		73,489
Lease Liabilities(3)		29,332		195,404		—		—		224,736
Accounts payable with related parties		269,249		—		—		—		269,249
Total	Ps.	954,272	Ps.	2,558,438	Ps.	3,972,801	Ps.	—	Ps.	7,485,511

							2028 and
As of December 31, 2020	2021		2022-2024		2025-2027		subsequently		Total
Long-term debt	Ps.	3,013,502	Ps.	1,500,001	Ps.	—	Ps.	—	Ps.	4,513,503
Interest(2)		188,641		118,077		—		—		306,718
Trade accounts payable		204,048		—		—		—		204,048
Interest Payable		44,295		—		—		—		44,295
Lease Liabilities		26,553		168,210		—		—		194,763
Accounts payable with related parties		167,704		—		—		—		167,704
Total	Ps.	3,644,743	Ps.	1,786,288	Ps.	—	Ps.	—	Ps.	5,431,031

							2027 and
As of December 31, 2019	2020		2021-2023		2024-2026		subsequently		Total
Long-term debt	Ps.	36,851	Ps.	4,512,724	Ps.	—	Ps.	—	Ps.	4,549,575
Interest(2)		308,630		306,760		—		—		615,390
Trade accounts payable		256,228		—		—		—		256,228
Interest Payable		42,438		—		—		—		42,438
Lease Liabilities		72,320		148,540						220,860
Accounts payable with related parties		187,515		—		—		—		187,515
Total	Ps.	903,982	Ps.	4,968,024	Ps.	—	Ps.	—	Ps.	5,872,006
(1)	The projected interest is determined, in the case of obligations with a variable rate, based on TIIE.
(2)	The projected interest is determined, in the case of obligations with a variable rate, based on LIBOR and assuming an exchange rate of Ps.19.9087 and Ps. 18.8727 (as of December 31, 2020, and 2019, respectively) per U.S. $1.00.
(3)	The time value of money effect of other financial liabilities is immaterial, so they are presented at present value.

Schedule of fair value and carrying value of long term debt

December 31, 2021				December 31, 2020				December 31, 2019
Book value		Fair value		Book value		Fair value		Book value		Fair value
Ps.	5,000,000	Ps.	4,811,410	Ps.	4,513,503	Ps.	4,524,746	Ps.	4,594,575	Ps.	4,517,336

	Hierarchy of fair value as of December 31, 2021
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,811,410	Ps.	—	Ps.	—	Ps.	4,811,410

	Hierarchy of fair value as of December 31, 2020
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,512,510	Ps.	12,236	Ps.	—	Ps.	4,524,746

	Hierarchy of fair value as of December 31, 2019
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,371,570	Ps.	145,766	Ps.	—	Ps.	4,517,336
(1)	The fair values of the financial assets and financial liabilities included in the level 2 category above have been determined in accordance with generally accepted pricing models based on a discounted cash flow analysis, with the most significant inputs being the discount rate that reflects the credit risk of counterparties. The fair value of the financial liabilities included in Level 1, corresponds to stock certificates listed on the Mexican Stock Exchange